UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5750



                      The Tax-Exempt Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

Laying the foundation for your investment goals:
A fund for every portfolio

[cover illustration: abstract of three men, dressed in suits, carrying geometric shapes and placing the shapes into similarly shaped cut-outs in the floor]

Annual report for the year ended September 30, 2004

The  Cash  Management  Trust  of  America(R)  seeks to  provide  income  on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in high-quality short-term money market instruments.

The U.S.  Treasury  Money Fund of  America(SM)  seeks to provide  income on cash
reserves,   while  preserving   capital  and  maintaining   liquidity,   through
investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of America(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents                                                                                     Page

The Cash Management Trust of America investment portfolio                                       4
The U.S. Treasury Money Fund of America investment portfolio                                   22
The Tax-Exempt Money Fund of America investment portfolio                                      32

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM.

[chart]
[begin line chart]
SEVEN-DAY ANNUALIZED RATES,1 FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX

For the five years ended September 30, 2004 (plotted monthly)

           Federal        Tax-Exempt                             U.S. Treasury
           Funds Rate     Money Fund         Cash Management     Money Fund         Consumer Price
           (target rate)  of America (2)     Trust of America    of America (3)     Index (inflation)

Sep-98     5.25           4.43               4.99                4.35               1.49

Oct-98     5.00           3.92               4.74                3.81               1.49

Nov-98     4.75           3.82               4.49                3.72               1.55

Dec-98     4.75           4.03               4.73                3.89               1.61

Jan-99     4.75           3.42               4.47                3.80               1.67

Feb-99     4.75           3.42               4.34                3.83               1.61

Mar-99     4.75           3.52               4.23                3.83               1.73

Apr-99     4.75           3.89               4.26                3.75               2.28

May-99     4.75           3.92               4.34                3.82               2.09

Jun-99     5.00           4.00               4.35                3.79               1.96

Jul-99     5.00           3.88               4.57                4.00               2.14

Aug-99     5.25           4.06               4.75                4.24               2.26

Sep-99     5.25           4.46               4.61                4.32               2.63

Oct-99     5.25           4.40               4.95                4.11               2.56

Nov-99     5.50           4.65               5.00                4.49               2.62

Dec-99     5.50           5.26               5.32                4.47               2.68

Jan-00     5.50           4.17               5.37                4.58               2.74

Feb-00     5.75           4.17               5.20                4.48               3.22

Mar-00     6.00           4.49               5.46                5.08               3.76

Apr-00     6.00           5.35               5.48                5.07               3.07

May-00     6.50           5.45               5.65                5.05               3.19

Jun-00     6.50           5.82               6.06                5.20               3.73

Jul-00     6.50           5.40               5.99                5.21               3.66

Aug-00     6.50           5.55               6.04                5.60               3.41

Sep-00     6.50           5.89               6.06                5.64               3.45

Oct-00     6.50           5.48               6.11                5.44               3.45

Nov-00     6.50           5.85               5.97                5.36               3.45

Dec-00     6.50           5.68               5.94                5.12               3.39

Jan-01     5.50           4.55               5.39                5.15               3.73

Feb-01     5.50           3.98               5.01                4.71               3.53

Mar-01     5.00           4.48               4.67                4.37               2.92

Apr-01     4.50           4.69               4.24                3.65               3.27

May-01     4.00           4.29               3.67                3.42               3.62

Jun-01     3.75           3.88               3.28                3.17               3.25

Jul-01     3.75           3.45               3.19                2.89               2.72

Aug-01     3.50           3.15               3.09                2.96               2.72

Sep-01     3.00           2.89               2.71                2.59               2.65

Oct-01     2.50           2.55               1.98                2.05               2.13

Nov-01     2.00           2.20               1.65                1.60               1.90

Dec-01     1.75           1.83               1.33                1.25               1.55

Jan-02     1.75           1.35               1.17                1.13               1.14

Feb-02     1.75           1.32               1.14                1.10               1.14

Mar-02     1.75           1.25               1.17                1.14               1.48

Apr-02     1.75           1.68               1.25                1.16               1.64

May-02     1.75           1.71               1.26                1.12               1.18

Jun-02     1.75           1.45               1.13                1.09               1.07

Jul-02     1.75           1.29               1.16                1.06               1.46

Aug-02     1.75           1.25               1.15                1.13               1.80

Sep-02     1.75           1.46               1.15                1.10               1.51

Oct-02     1.75           1.52               1.21                1.08               2.03

Nov-02     1.25           1.35               1.00                0.87               2.20

Dec-02     1.25           1.04               0.78                0.71               2.38

Jan-03     1.25           0.79               0.77                0.59               2.60

Feb-03     1.25           0.80               0.89                0.58               2.98

Mar-03     1.25           0.61               0.99                0.58               3.02

Apr-03     1.25           0.88               0.85                0.57               2.22

May-03     1.25           0.88               0.88                0.55               2.06

Jun-03     1.00           0.91               0.68                0.46               2.11

Jul-03     1.00           0.63               0.84                0.42               2.11

Aug-03     1.00           0.51               1.05                0.38               2.16

Sep-03     1.00           0.63               1.06                0.42               2.32

Oct-03     1.00           0.60               0.89                0.37               2.04

Nov-03     1.00           0.68               0.77                0.29               1.77

Dec-03     1.00           0.72               0.73                0.25               1.88

Jan-04     1.00           0.45               0.59                0.17               1.93

Feb-04     1.00           0.85               0.63                0.30               1.69

Mar-04     1.00           0.66               0.60                0.30               1.74

Apr-04     1.00           0.74               0.67                0.39               2.29

May-04     1.00           0.82               0.73                0.29               3.05

Jun-04     1.25           0.88               0.67                0.39               3.27

Jul-04     1.25           0.88               1.03                0.49               2.99

Aug-04     1.50           0.98               1.42                0.76               2.65

Sep-04     1.75           1.12               1.51                0.88               2.54

[end line chart]


(1) Equivalent to Securities and Exchange Commission (SEC) yields.
(2) Represents the fund's taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.

Results for share classes B, C, F and 529 of The Cash Management Trust of America can be found on page 19. Please see the inside back cover for important information about share classes.

The return of principal for the bond holdings in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

FELLOW SHAREHOLDERS:

When we reported to you one year ago, the U.S economy was slowly strengthening and short-term interest rates had reached lows not seen in more than 40 years. Despite a recent rise in rates, yields remained at historically low levels throughout fiscal 2004, and money market funds in general generated only modest returns for the year.

During the 12 months ended September 30, 2004, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America achieved positive returns consistent with their objective of preserving shareholders' capital. Nonetheless, returns were again outpaced by the rate of inflation as rising energy prices in particular spurred the Consumer Price Index higher. The recent low-interest-rate environment in the United States, while a blessing for borrowers, continues to result in low income returns for money market funds. Beginning in June 2004, the Federal Reserve Board raised short-term rates by one percentage point (100 basis points). As a result, the funds' yields rose in the last months of the fiscal year, and most signs point to a continued rise in short-term rates.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA produced an income return of 0.84% with dividends reinvested for the fiscal year ended September 30, 2004.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a 12-month income return of 0.39%, including reinvested dividends. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from certain state and local taxes.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.49% with dividends reinvested for the 12 months ended September 30, 2004. This return is equivalent to a return of 0.75% for investors in the 35.0% federal tax bracket. A portion of this return may also be exempt from state and local taxes.

INTEREST RATES ON THE RISE

As we indicated earlier, amid signs of a strengthening economy and hints of rising inflation, the Federal Reserve Board raised the federal funds rate by a quarter point at each of its most recent meetings. These four hikes in June, August, September and November brought the federal funds rate to 2.00%. As the economy continues to expand, the Fed has made it clear that rates may rise further.

Because of the short-term maturities of the funds' holdings, higher rates are reflected in the funds' yields (shown in the table below) as the proceeds of maturing issues are reinvested. The likelihood of a higher interest-rate environment in the future could further boost the yield of each of the three money market funds.

THE FUNDS' OBJECTIVE

Protecting our shareholders' principal, while providing a reasonable income return, is our foremost objective. Because of the stability and convenience they provide, the American Funds money market funds can play a valuable role in your overall investment plan. In the article that begins on page 2, we illustrate the ways in which the money market funds can help you achieve your long-term financial goals.

Since September 30, 2003, the number of shareholder accounts in all three funds has increased to more than half a million. We take this opportunity to welcome our new shareholders and express our gratitude to our many long-time shareholders. We appreciate the confidence you have placed in us and look forward to helping you meet your financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine

Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Boards              President

November 15, 2004

For current information about the funds, visit americanfunds.com.


YOUR FUNDS' ANNUALIZED SEVEN-DAY SEC YIELDS AS OF 9/30/2004

The Cash Management Trust of America                                                  +1.51%
The U.S. Treasury Money Fund of America                                               +0.88%
     (reflecting a fee waiver, +0.87% without the waiver)
The Tax-Exempt Money Fund of America                                                  +0.73%
     (reflecting a fee waiver, +0.71% without the waiver)
The Tax-Exempt Money Fund of America
     (taxable equivalent yield)*                                                      +1.12%
     (reflecting a fee waiver, +1.09% without the waiver)

*Represents the fund's taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.



LAYING THE FOUNDATION FOR YOUR INVESTMENT GOALS

[cover illustration: abstract of three men, dressed in suits, carrying geometric shapes and placing the shapes into similarly shaped cut-outs in the floor]

A FUND FOR EVERY PORTFOLIO

Every well-balanced portfolio should include assets that can provide stability. Although they carry no guarantee, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America are managed to sustain a net asset value of $1.00 per share, so assets in these cash funds remain relatively steady while earning modest income.

Unlike a savings or a checking account, the American Funds money market funds are actively managed by a group of dedicated and experienced investment professionals at Capital Research and Management Company, the funds' investment adviser. They recognize the value of every dollar that comes into the funds, and they strive to preserve that value even under the most challenging market conditions. Although returns are not guaranteed, the funds have provided some level of interest income for every year over each of their lifetimes. As has happened in the recent months of rising short-term rates, changes in the yields of money market instruments quickly show up in the funds' returns.

American Funds money market funds can be used as accessible tools to help lay the foundation of a solid financial plan. Here are three key ways that the money market funds can be used to help you meet your long-term investment goals:

AS A FLEXIBLE CASH RESERVE

Virtually everyone needs to have money readily available for monthly bills, unexpected expenses and emergencies. Others need a temporary parking place for sums such as an inheritance or bonus. Your American Funds money market fund can provide a holding place for your cash reserves, allowing you to earn income in the process. Your money can be easily redeemed online, by mail or telephone, and through systematic withdrawals and free check-writing privileges. With your reserve assets in a money market fund, you also have the added advantage of liquidity should other investment opportunities arise, enabling you to pursue attractive financial alternatives whenever they occur.

A HOLDING PLACE FOR REGULARLY SCHEDULED INVESTMENTS

Your money market fund can be used to accumulate cash designated for periodic purchases of shares in American Funds stock and bond funds. With a dollar cost averaging plan, you invest a consistent amount at regular intervals, such as once a month or every quarter, and that allows you to gradually increase your exposure to stock and bond markets.

As the markets rise and fall, you may at times be able to purchase shares in stock and bond funds at a lower average cost than you would if you bought all the shares at once. Also, the virtually impossible task of predicting the best day to buy shares becomes unnecessary. By investing through a dollar cost averaging plan, you can purchase more shares when prices are down and fewer when prices are up. Although this strategy will not ensure a profit or protect you from loss in a declining market, it can reduce the average cost of your portfolio over time by putting market fluctuations to work for you. When share prices are declining, you should always consider your willingness to keep investing. To learn more about a dollar cost averaging plan, please visit our website at americanfunds.com.

TO PRESERVE CAPITAL

Most prudent investors allocate their resources among stock and bond funds. However, after the market volatility of the past few years, many investors have learned the importance of having a portion of their portfolios in cash. A cash position that outpaces the rate of inflation over the long term is a valuable asset. By placing a percentage of your assets in a money market fund, you can preserve your capital while still earning a stream of income: a sensible move in any market climate.

Whether used as a temporary parking place between longer term investments, as part of a regular investment program or simply as a way to earn income on the cash-reserve portion of a balanced portfolio, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America can be instrumental in helping you achieve your long-term financial goals.

[Begin Sidebar]
AMERICAN FUNDS MONEY MARKET FUNDS SERVICES

FREE CHECK WRITING

You can write checks for $250 or more against your Class A share accounts in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America.


EASY INVESTING

Once you've set up an account, you can make additional investments of $50 or more:
o online at americanfunds.com and by phone when you enroll in FundsLink(R) (details on our website at americanfunds.com or by calling Shareholder Services at 800/421-0180),
o  by mail, or
o  through an automatic dollar cost averaging program.

EXCHANGE PRIVILEGES

American Funds offers a full range of funds to suit your investment objectives. You may make exchanges among virtually all of these funds as your needs or goals change.* You can also automatically exchange shares in amounts of $50 or more though an automatic exchange plan or have dividends cross-reinvested into another fund.

EASY WITHDRAWING

You can withdraw money from your account at any time:
o online at americanfunds.com and by phone when you enroll in FundsLink (details on our website at americanfunds.com or by calling Shareholder Services at 800/421-0180),
o  by mail, or
o through an automatic withdrawal plan through which withdrawals and or dividend payments can be sent to you, your bank or someone of your choosing.

*In some cases, a sales charge may apply; contact your financial adviser for details.
[End Sidebar]

THE CASH MANAGEMENT TRUST OF AMERICA

INVESTMENT PORTFOLIO
September 30, 2004


                                                                                                       Principal       Market
                                                                                         Yield at         amount        value
SHORT-TERM SECURITIES - 99.98%                                                        acquisition          (000)        (000)

Certificates of deposit  -  3.93%
Societe Generale
  November 17, 2004                                                                         1.72%        $50,000      $49,995
State Street Bank & Trust
  October 12, 2004                                                                           1.56         50,000       50,000
  November 9, 2004                                                                           1.70         50,000       50,000
Toronto-Dominion Bank
  November 15, 2004                                                                          1.74         25,000       24,998
Wells Fargo Bank, N.A.
  October 1, 2004                                                                            1.55         50,000       50,000
  October 1, 2004                                                                            1.56         50,000       50,000
  October 4, 2004                                                                            1.54         75,000       75,000
Total certificates of deposit                                                                                         349,993

COMMERCIAL PAPER  -  77.56%
3M Co.
  October 28, 2004                                                                           1.68         15,000       14,980
Abbey National North America LLC
  November 16, 2004                                                                          1.74         50,000       49,882
Abbott Laboratories Inc. (1)
  October 21, 2004                                                                           1.61         30,000       29,972
  October 26, 2004                                                                           1.54         25,000       24,971
  November 18, 2004                                                                          1.75         35,000       34,917
  November 23, 2004                                                                          1.76         35,000       34,908
  November 30, 2004                                                                          1.77         25,000       24,925
ABN-AMRO North America Finance Inc.
  November 22, 2004                                                                          1.77         50,000       49,868
AIG Funding Inc.
  October 8, 2004                                                                            1.54         30,000       29,990
  October 18, 2004                                                                           1.54         30,000       29,977
  October 19, 2004                                                                           1.62         40,000       39,966
American Express Credit Corp.
  October 5, 2004                                                                            1.53         45,000       44,990
  October 6, 2004                                                                            1.51         25,000       24,994
  October 20, 2004                                                                           1.65         30,000       29,973
American Honda Finance Corp.
  October 4, 2004                                                                            1.53         10,000        9,998
  October 6, 2004                                                                            1.58         40,000       39,989
  October 12, 2004                                                                           1.60         13,500       13,493
  November 10, 2004                                                                          1.70         46,500       46,409
  November 18, 2004                                                                          1.75         45,000       44,891
Anheuser-Busch Cos. Inc. (1)
  October 25, 2004                                                                           1.66         25,000       24,971
  December 14, 2004                                                                          1.81         50,000       49,809
ANZ (Delaware) Inc.
  November 10, 2004                                                                          1.70         50,000       49,901
ANZ National (International) Ltd. (1)
  November 3, 2004                                                                           1.66         50,000       49,922
Bank of America Corp.
  October 8, 2004                                                                            1.50         50,000       49,983
Bank of Ireland (1)
  December 1, 2004                                                                           1.82        100,000       99,678
Bank of Nova Scotia
  October 8, 2004                                                                            1.50         50,000       49,983
  October 12, 2004                                                                           1.50         50,000       49,974
  November 16, 2004                                                                          1.74         25,000       24,942
Barclays U.S. Funding LLC
  November 8, 2004                                                                           1.75        100,000       99,811
BMW U.S. Capital Corp. (1)
  October 27, 2004                                                                           1.77         30,000       29,960
  November 22, 2004                                                                          1.77         45,000       44,883
BNP Paribas Finance Inc.
  October 6, 2004                                                                            1.59         75,000       74,980
  October 13, 2004                                                                           1.53         50,000       49,972
CAFCO, LLC (1)
  October 7, 2004                                                                            1.52         20,000       19,994
  October 15, 2004                                                                           1.62         25,000       24,983
  October 27, 2004                                                                           1.59         50,000       49,939
  November 17, 2004                                                                          1.80         25,000       24,940
Calyon North America Inc.
  October 1, 2004                                                                            1.52         30,000       29,999
  November 5, 2004                                                                           1.69         50,000       49,915
  November 8, 2004                                                                           1.66         50,000       49,906
Canadian Imperial Holdings Inc.
  October 19, 2004                                                                           1.58         25,000       24,979
  November 23, 2004                                                                          1.80         75,000       74,798
Caterpillar Financial Services Corp.
  October 12, 2004                                                                           1.55         35,000       34,982
  November 29, 2004                                                                          1.78         40,000       39,883
Caterpillar Inc. (1)
  October 19, 2004                                                                           1.75         25,000       24,977
CDC Commercial Paper Corp. (1)
  October 20, 2004                                                                           1.55         50,000       49,956
  October 21, 2004                                                                           1.55         50,000       49,954
ChevronTexaco Funding Corp.
  October 4, 2004                                                                            1.48         50,000       49,992
Ciesco LLC
  November 2, 2004                                                                           1.72         80,000       79,873
Clipper Receivables Co., LLC (1)
  October 8, 2004                                                                            1.60         20,000       19,993
  October 27, 2004                                                                           1.75         30,000       29,961
  November 3, 2004                                                                           1.79         15,000       14,975
  November 5, 2004                                                                           1.79         35,000       34,937
Coca-Cola Co.
  October 15, 2004                                                                           1.54        100,000       99,936
  October 26, 2004                                                                           1.55         30,000       29,965
  November 9, 2004                                                                           1.64         50,000       49,908
  November 30, 2004                                                                          1.77         20,000       19,939
DaimlerChrysler Revolving Auto Conduit LLC II
  October 28, 2004                                                                           1.66         35,000       34,955
  November 1, 2004                                                                           1.68         20,000       19,970
Danske Corp.
  October 25, 2004                                                                           1.62         50,000       49,944
  November 29, 2004                                                                          1.81         50,000       49,849
Dexia Delaware LLC
  November 23, 2004                                                                          1.78         50,000       49,864
Diageo Capital PLC (1)
  October 6, 2004                                                                            1.51         30,000       29,992
  October 20, 2004                                                                           1.54         30,000       29,974
DuPont (E.I.) de Nemours & Co.
  October 4, 2004                                                                            1.53         20,000       19,997
  October 18, 2004                                                                           1.62         30,000       29,976
  October 22, 2004                                                                           1.55        100,000       99,904
  November 23, 2004                                                                          1.78         42,700       42,587
Electricite de France
  November 5, 2004                                                                           1.63         50,000       49,917
Eli Lilly and Co. (1)
  November 10, 2004                                                                          1.69         54,300       54,195
European Investment Bank
  October 18, 2004                                                                           1.52         50,000       49,962
  November 8, 2004                                                                           1.65         50,000       49,908
Export Development Canada
  October 21, 2004                                                                           1.61         50,000       49,953
Exxon Project Investment Corp. (1)
  October 29, 2004                                                                           1.73         50,000       49,930
FCAR Owner Trust I
  October 13, 2004                                                                           1.56         30,000       29,982
  October 18, 2004                                                                           1.58         30,500       30,476
  November 16, 2004                                                                          1.75         50,000       49,883
  November 17, 2004                                                                          1.75         20,000       19,952
  November 19, 2004                                                                          1.76         20,000       19,950
Gannett Co. (1)
  October 21, 2004                                                                           1.71        100,000       99,900
General Electric Capital Services Inc.
  October 26, 2004                                                                           1.65         50,000       49,940
  November 19, 2004                                                                          1.77         50,000       49,877
  November 23, 2004                                                                          1.77         50,000       49,866
  December 6, 2004                                                                           1.79         50,000       49,826
HBOS Treasury Services PLC
  October 14, 2004                                                                           1.55         70,000       69,956
  October 27, 2004                                                                           1.61         50,000       49,940
Hershey Foods Corp. (1)
  October 22, 2004                                                                           1.52         40,000       39,962
Hewlett-Packard Co. (1)
  October 29, 2004                                                                           1.70         85,000       84,884
HSBC USA Inc.
  October 1, 2004                                                                            1.53         50,000       49,998
IBM Capital Inc. (1)
  October 6, 2004                                                                            1.50         35,000       34,991
  October 20, 2004                                                                           1.67         20,000       19,981
IBM Credit Corp.
  October 19, 2004                                                                           1.52         30,000       29,975
J.P. Morgan Chase & Co.
  October 22, 2004                                                                           1.57         50,000       49,952
  October 28, 2004                                                                           1.72         25,000       24,967
  November 5, 2004                                                                           1.75         50,000       49,913
KfW International Finance Inc. (1)
  November 3, 2004                                                                           1.63         50,000       49,928
  November 10, 2004                                                                          1.74         50,000       49,901
  November 17, 2004                                                                          1.71         50,000       49,882
Kimberly-Clark Worldwide Inc. (1)
  October 13, 2004                                                                           1.65         13,400       13,392
  October 27, 2004                                                                           1.73         24,000       23,969
Lloyds TSB Bank PLC
  October 18, 2004                                                                           1.56         50,000       49,961
  October 20, 2004                                                                           1.56         50,000       49,957
Mont Blanc Capital Corp. (1)
  October 12, 2004                                                                           1.59         30,000       29,984
  October 27, 2004                                                                           1.79         20,000       19,973
Nestle Capital Corp. (1)
  October 19, 2004                                                                           1.49         50,000       49,959
  November 22, 2004                                                                          1.74         30,000       29,921
NetJets Inc. (1)
  November 8, 2004                                                                           1.75         24,000       23,955
  November 12, 2004                                                                          1.75         21,000       20,956
  December 6, 2004                                                                           1.83         30,000       29,896
New Center Asset Trust
  October 22, 2004                                                                           1.60         45,000       44,956
New Center Asset Trust Plus
  October 5, 2004                                                                            1.53         35,000       34,992
  November 10, 2004                                                                          1.73         50,000       49,902
Old Line Funding, LLC (1)
  October 15, 2004                                                                           1.60         25,000       24,983
  October 26, 2004                                                                           1.67         40,000       39,952
Park Avenue Receivables Co., LLC (1)
  October 18, 2004                                                                           1.71         50,000       49,957
PepsiCo Inc. (1)
  October 19, 2004                                                                           1.67         25,000       24,978
  October 28, 2004                                                                           1.73         35,000       34,953
Pfizer Inc (1)
  October 6, 2004                                                                            1.53         50,000       49,987
  October 19, 2004                                                                           1.56         17,500       17,486
  October 25, 2004                                                                           1.62         25,000       24,972
  November 2, 2004                                                                           1.68         85,500       85,368
  November 18, 2004                                                                          1.77         22,000       21,947
Private Export Funding Corp. (1)
  October 21, 2004                                                                           1.73         36,000       35,964
Procter & Gamble Co. (1)
  November 1, 2004                                                                           1.73        100,000       99,846
  November 2, 2004                                                                           1.74         50,000       49,920
  November 17, 2004                                                                          1.75         50,000       49,883
Ranger Funding Co. LLC (1)
  October 19, 2004                                                                           1.72         40,000       39,964
  November 4, 2004                                                                           1.79         80,000       79,859
Receivables Capital Co., LLC (1)
  October 1, 2004                                                                            1.59         30,000       29,999
Shell Finance (U.K.) PLC
  October 1, 2004                                                                            1.50         25,000       24,999
  October 15, 2004                                                                           1.62         50,000       49,966
Societe Generale N.A. Inc.
  October 4, 2004                                                                            1.51         50,000       49,991
  November 18, 2004                                                                          1.78         40,000       39,904
Spintab AB (Swedmortgage)
  October 5, 2004                                                                            1.50         50,000       49,990
  November 9, 2004                                                                           1.73         50,000       49,903
  November 12, 2004                                                                          1.73         50,000       49,897
Stadshypotek Delaware Inc. (1)
  November 22, 2004                                                                          1.79         50,000       49,866
Svenska Handelsbanken Inc.
  November 15, 2004                                                                          1.72         50,000       49,888
Three Pillars Funding, LLC (1)
  October 1, 2004                                                                            1.61         50,000       49,998
  October 20, 2004                                                                           1.77         40,000       39,961
  October 26, 2004                                                                           1.78         35,000       34,955
Total Capital SA (1)
  October 4, 2004                                                                            1.62         50,000       49,991
  November 12, 2004                                                                          1.70         50,000       49,898
Toyota Motor Credit Corp.
  October 5, 2004                                                                            1.52         50,000       49,989
  October 26, 2004                                                                           1.67         30,000       29,964
  November 19, 2004                                                                          1.78         40,000       39,902
Toyota Credit de Puerto Rico Corp.
  October 26, 2004                                                                           1.76         30,000       29,962
Triple-A One Funding Corp. (1)
  October 4, 2004                                                                            1.66         25,000       24,995
  October 20, 2004                                                                           1.76         75,262       75,189
  October 25, 2004                                                                           1.61         25,000       24,972
UBS Finance (Delaware) LLC
  October 19, 2004                                                                           1.58         50,000       49,958
  November 24, 2004                                                                          1.81         50,000       49,863
Unilever Capital Corp. (1)
  November 15, 2004                                                                          1.75         50,000       49,888
Variable Funding Capital Corp. (1)
  October 12, 2004                                                                           1.67         50,000       49,972
  November 4, 2004                                                                           1.77         50,000       49,914
  November 19, 2004                                                                          1.80        100,000       99,750
Wal-Mart Stores Inc. (1)
  October 5, 2004                                                                            1.50         41,000       40,991
  October 12, 2004                                                                           1.54         49,000       48,975
  October 25, 2004                                                                           1.63         65,000       64,926
  October 26, 2004                                                                           1.74         15,000       14,981
  November 2, 2004                                                                           1.67         30,000       29,954
Total commercial paper                                                                                              6,906,448

FEDERAL AGENCY DISCOUNT NOTES  -  11.35%
Fannie Mae
  October 13, 2004                                                                           1.50         50,000       49,972
  October 14, 2004                                                                           1.51         50,000       49,970
  November 8, 2004                                                                           1.69         50,000       49,908
  November 9, 2004                                                                           1.73         50,000       49,904
Federal Farm Credit Banks
  October 18, 2004                                                                           1.62         50,000       49,960
  November 5, 2004                                                                           1.60         50,000       49,920
Federal Home Loan Bank
  October 20, 2004                                                                           1.55         47,200       47,151
  October 22, 2004                                                                           1.54         42,500       42,460
  October 27, 2004                                                                           1.60        105,000      104,876
  November 24, 2004                                                                          1.77         50,000       49,847
  November 26, 2004                                                                          1.78         50,000       49,860
Freddie Mac
  October 21, 2004                                                                           1.55         50,000       49,954
  October 25, 2004                                                                           1.58         28,500       28,470
  November 22, 2004                                                                          1.73         71,500       71,314
International Bank for Reconstruction and Development
  October 12, 2004                                                                           1.52         50,000       49,975
  November 19, 2004                                                                          1.71         50,000       49,881
  November 29, 2004                                                                          1.73         50,000       49,851
Sallie Mae (2)
  October 21, 2004                                                                           1.00         25,000       25,000
Tennessee Valley Authority
  October 7, 2004                                                                            1.52         42,500       42,487
  October 21, 2004                                                                           1.60         50,000       49,953
Total federal agency discount notes                                                                                 1,010,713

U.S. TREASURIES  -  7.14%
U.S. Treasury Bills
  October 7, 2004                                                                            1.36        211,800      211,747
  October 14, 2004                                                                           1.36        250,000      249,876
  October 28, 2004                                                                           1.42         75,000       74,921
  November 18, 2004                                                                          1.57         50,000       49,896
  November 26, 2004                                                                          1.68         50,000       49,882
TOTAL U.S. TREASURIES                                                                                                 636,322


TOTAL INVESTMENT SECURITIES (cost: $8,903,584,000)                                                                  8,903,476
Other assets less liabilities                                                                                           1,572

NET ASSETS                                                                                                         $8,905,048

(1) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $3,238,244,000, which represented 36.36% of the net assets of the fund.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $8,903,584)                                                                                         $8,903,476
 Cash                                                                                                             5,827
 Receivables for:
  Sales of fund's shares                                                                  $57,682
  Interest                                                                                    716
  Reimbursement of expenses from investment adviser                                         1,040                59,438
                                                                                                              8,968,741
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                             60,639
  Dividends on fund's shares                                                                  252
  Services provided by affiliates                                                           2,685
  Deferred Trustees' compensation                                                              49
  Other fees and expenses                                                                      68                63,693
NET ASSETS AT SEPTEMBER 30, 2004                                                                             $8,905,048

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                            $8,905,158
 Distributions in excess of net investment income                                                                    (2)
 Net unrealized depreciation                                                                                       (108)
NET ASSETS AT SEPTEMBER 30, 2004                                                                             $8,905,048

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 8,905,156 total shares outstanding

                                                                                                            Net asset value
                                                                Net assets         Shares outstanding             per share

Class A                                                         $7,766,014                  7,766,109                 $1.00
Class B                                                            156,709                    156,711                  1.00
Class C                                                            104,107                    104,108                  1.00
Class F                                                             38,787                     38,788                  1.00
Class 529-A                                                        112,157                    112,158                  1.00
Class 529-B                                                          2,007                      2,006                  1.00
Class 529-C                                                          5,669                      5,669                  1.00
Class 529-E                                                          5,291                      5,291                  1.00
Class 529-F                                                          3,239                      3,239                  1.00
Class R-1                                                            9,868                      9,868                  1.00
Class R-2                                                          348,495                    348,499                  1.00
Class R-3                                                          210,514                    210,517                  1.00
Class R-4                                                           64,972                     64,973                  1.00
Class R-5                                                           77,219                     77,220                  1.00

See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the year ended September 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                               $96,564

 Fees and expenses:
  Investment advisory services                                                                     $23,838
  Distribution services                                                                             11,509
  Transfer agent services                                                                           13,009
  Administrative services                                                                            3,265
  Reports to shareholders                                                                              386
  Registration statement and prospectus                                                                634
  Postage, stationery and supplies                                                                   2,020
  Trustees' compensation                                                                                56
  Auditing and legal                                                                                   132
  Custodian                                                                                            194
  State and local taxes                                                                                 13
  Other                                                                                                 52
  Total expenses before reimbursement                                                               55,108
   Reimbursement of expenses                                                                        25,046                30,062
 Net investment income                                                                                                    66,502

NET UNREALIZED
 DEPRECIATION ON INVESTMENTS                                                                                                 (89)

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                         $66,413

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                     (dollars in thousands)

                                                                                                       Year ended September 30
                                                                                                      2004                  2003
OPERATIONS:
 Net investment income                                                                             $66,502               $91,848
 Net unrealized depreciation
  on investments                                                                                       (89)                   (4)
  Net increase in net assets
   resulting from operations                                                                        66,413                91,844

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                           (66,502)              (91,828)

CAPITAL SHARE TRANSACTIONS                                                                         174,556                32,809

TOTAL INCREASE IN NET ASSETS                                                                       174,467                32,825

NET ASSETS:
 Beginning of year                                                                               8,730,581             8,697,756
 End of year                                                                                    $8,905,048            $8,730,581

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONs

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2004, the cost of investment securities for federal income tax purposes was $8,903,584,000.

During the year ended September 30, 2004, the fund reclassified $2,000 from distributions in excess of net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                              $299
Gross unrealized appreciation on investment securities                                                             34
Gross unrealized depreciation on investment securities                                                          (142)
Net unrealized depreciation on investment securities                                                            (108)

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class                                       Year ended September 30, 2004              Year ended September 30, 2003
Class A                                                                $ 64,312                                   $ 90,058
Class B                                                                     173                                        252
Class C                                                                      86                                        127
Class F                                                                      90                                         67
Class 529-A                                                                 482                                        425
Class 529-B                                                                   1                                          1
Class 529-C                                                                   5                                          3
Class 529-E                                                                   7                                          7
Class 529-F                                                                   7                                          4
Class R-1                                                                    10                                          5
Class R-2                                                                   294                                        139
Class R-3                                                                   292                                        167
Class R-4                                                                   217                                         96
Class R-5                                                                   526                                        477
Total                                                                  $ 66,502                                   $ 91,828

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2004, the investment advisory services fee was $23,838,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's expenses to the extent that annual operating expenses for Class A shares exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. To the extent that management fees were reimbursed, they were reimbursed similarly for all share classes of the fund. During the year ended September 30, 2004, these reimbursements totaled $21,909,000. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the year ended September 30, 2004, the total fees paid by CRMC were $891,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $5,951           $12,829        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          1,334             180          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C           826           Included             $124                $34            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           37            Included              22                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         60            Included             152                 41                  $102
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         12            Included              2                   1                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         44            Included              7                   2                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         24            Included              7                   2                   5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          6            Included              4                   1                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          94            Included              14                 10             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         2,115          Included             423                1,575           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          889           Included             281                 287            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          117           Included              70                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              70                 13             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $11,509          $13,009            $1,176             $1,974                $115
         --------------------------------------------------------------------------------------------------------------

          Due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2004, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, 529-F, R-1, R-2 and R-3 were $2,246,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                Sales(1)                     Reinvestments of dividends
                                                                      Amount         Shares                Amount         Shares
Year ended September 30, 2004
Class A                                                         $ 13,520,809     13,520,809              $ 61,845         61,845
Class B                                                              154,993        154,993                   157            157
Class C                                                              192,284        192,284                    77             77
Class F                                                              103,416        103,416                    82             82
Class 529-A                                                          108,238        108,238                   475            475
Class 529-B                                                            2,040          2,040                     1              1
Class 529-C                                                            5,325          5,325                     4              4
Class 529-E                                                            4,489          4,489                     7              7
Class 529-F                                                            3,316          3,316                     7              7
Class R-1                                                             30,040         30,040                     9              9
Class R-2                                                          1,008,066      1,008,066                   279            279
Class R-3                                                            546,922        546,922                   282            282
Class R-4                                                            163,157        163,157                   208            208
Class R-5                                                            184,623        184,623                   497            497
Total net increase
   (decrease)                                                   $ 16,027,718     16,027,718              $ 63,930         63,930

Year ended September 30, 2003
Class A                                                         $ 15,232,335     15,232,335              $ 86,266         86,266
Class B                                                              233,546        233,546                   232            232
Class C                                                              470,206        470,206                   112            112
Class F                                                              130,042        130,042                    36             36
Class 529-A                                                          115,515        115,515                   416            416
Class 529-B                                                            1,235          1,235                     1              1
Class 529-C                                                            4,360          4,360                     3              3
Class 529-E                                                            5,577          5,577                     6              6
Class 529-F                                                            3,376          3,376                     4              4
Class R-1                                                             17,203         17,203                     5              5
Class R-2                                                            852,833        852,833                   124            124
Class R-3                                                            567,375        567,375                   155            155
Class R-4                                                             62,875         62,875                    92             92
Class R-5                                                            116,674        116,674                   447            447
Total net increase
   (decrease)                                                   $ 17,813,152     17,813,152              $ 87,899         87,899




Share class                                                               Repurchases(1)                  Net (decrease) increase
                                                                      Amount           Shares              Amount         Shares
Year ended September 30, 2004
Class A                                                        $ (13,726,229)     (13,726,229)         $ (143,575)      (143,575)
Class B                                                             (171,364)        (171,364)            (16,214)       (16,214)
Class C                                                             (176,973)        (176,973)             15,388         15,388
Class F                                                              (72,052)         (72,052)             31,446         31,446
Class 529-A                                                          (85,852)         (85,852)             22,861         22,861
Class 529-B                                                           (1,117)          (1,117)                924            924
Class 529-C                                                           (3,117)          (3,117)              2,212          2,212
Class 529-E                                                           (3,819)          (3,819)                677            677
Class 529-F                                                           (2,402)          (2,402)                921            921
Class R-1                                                            (27,861)         (27,861)              2,188          2,188
Class R-2                                                           (865,474)        (865,474)            142,871        142,871
Class R-3                                                           (474,880)        (474,880)             72,324         72,324
Class R-4                                                           (124,548)        (124,548)             38,817         38,817
Class R-5                                                           (181,404)        (181,404)              3,716          3,716
Total net increase
   (decrease)                                                  $ (15,917,092)     (15,917,092)          $ 174,556        174,556

Year ended September 30, 2003
Class A                                                        $ (15,714,246)     (15,714,246)         $ (395,645)      (395,645)
Class B                                                             (218,968)        (218,968)             14,810         14,810
Class C                                                             (481,173)        (481,173)            (10,855)       (10,855)
Class F                                                             (133,112)        (133,112)             (3,034)        (3,034)
Class 529-A                                                          (60,929)         (60,929)             55,002         55,002
Class 529-B                                                             (517)            (517)                719            719
Class 529-C                                                           (1,894)          (1,894)              2,469          2,469
Class 529-E                                                           (2,336)          (2,336)              3,247          3,247
Class 529-F                                                           (1,063)          (1,063)              2,317          2,317
Class R-1                                                            (10,483)         (10,483)              6,725          6,725
Class R-2                                                           (669,787)        (669,787)            183,170        183,170
Class R-3                                                           (444,141)        (444,141)            123,389        123,389
Class R-4                                                            (37,312)         (37,312)             25,655         25,655
Class R-5                                                            (92,281)         (92,281)             24,840         24,840
Total net increase
   (decrease)                                                  $ (17,868,242)     (17,868,242)           $ 32,809         32,809

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $194,000 included $1,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)


                                                               Net asset                          Dividends
                                                                  value,               Net         from net          Net asset
                                                               beginning        investment       investment         value, end
                                                               of period          income(2)          income          of period
Class A:
 Year ended 9/30/2004                                              $1.00             $.008           $(.008)             $1.00
 Year ended 9/30/2003                                               1.00              .011            (.011)              1.00
 Year ended 9/30/2002                                               1.00              .013            (.013)              1.00
 Year ended 9/30/2001                                               1.00              .045            (.045)              1.00
 Year ended 9/30/2000                                               1.00              .055            (.055)              1.00
Class B:
 Year ended 9/30/2004                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2002                                               1.00              .005            (.005)              1.00
 Year ended 9/30/2001                                               1.00              .037            (.037)              1.00
 Period from 3/15/2000 to 9/30/2000                                 1.00              .027            (.027)              1.00
Class C:
 Year ended 9/30/2004                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2002                                               1.00              .004            (.004)              1.00
 Period from 3/16/2001 to 9/30/2001                                 1.00              .014            (.014)              1.00
Class F:
 Year ended 9/30/2004                                               1.00              .004            (.004)              1.00
 Year ended 9/30/2003                                               1.00              .006            (.006)              1.00
 Year ended 9/30/2002                                               1.00              .011            (.011)              1.00
 Period from 3/26/2001 to 9/30/2001                                 1.00              .017            (.017)              1.00
Class 529-A:
 Year ended 9/30/2004                                               1.00              .005            (.005)              1.00
 Year ended 9/30/2003                                               1.00              .007            (.007)              1.00
 Period from 2/15/2002 to 9/30/2002                                 1.00              .007            (.007)              1.00
Class 529-B:
 Year ended 9/30/2004                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Period from 6/7/2002 to 9/30/2002                                  1.00              .001            (.001)              1.00
Class 529-C:
 Year ended 9/30/2004                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Period from 4/2/2002 to 9/30/2002                                  1.00              .002            (.002)              1.00
Class 529-E:
 Year ended 9/30/2004                                               1.00              .002            (.002)              1.00
 Year ended 9/30/2003                                               1.00              .002            (.002)              1.00
 Period from 3/11/2002 to 9/30/2002                                 1.00              .004            (.004)              1.00
Class 529-F:
 Year ended 9/30/2004                                               1.00              .003            (.003)              1.00
 Year ended 9/30/2003                                               1.00              .004            (.004)              1.00
 Period from 9/16/2002 to 9/30/2002                                 1.00                 - (7)            - (7)           1.00




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                               Net asset                          Dividends
                                                                  value,               Net         from net          Net asset
                                                               beginning        investment       investment         value, end
                                                               of period          income(2)          income          of period
Class R-1:
 Year ended 9/30/2004                                              $1.00             $.001           $(.001)             $1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Period from 5/29/2002 to 9/30/2002                                 1.00              .001            (.001)              1.00
Class R-2:
 Year ended 9/30/2004                                               1.00              .001            (.001)              1.00
 Year ended 9/30/2003                                               1.00              .001            (.001)              1.00
 Period from 5/21/2002 to 9/30/2002                                 1.00              .001            (.001)              1.00
Class R-3:
 Year ended 9/30/2004                                               1.00              .002            (.002)              1.00
 Year ended 9/30/2003                                               1.00              .002            (.002)              1.00
 Period from 6/4/2002 to 9/30/2002                                  1.00              .002            (.002)              1.00
Class R-4:
 Year ended 9/30/2004                                               1.00              .004            (.004)              1.00
 Year ended 9/30/2003                                               1.00              .006            (.006)              1.00
 Period from 6/27/2002 to 9/30/2002                                 1.00              .002            (.002)              1.00
Class R-5:
 Year ended 9/30/2004                                               1.00              .007            (.007)              1.00
 Year ended 9/30/2003                                               1.00              .009            (.009)              1.00
 Period from 5/15/2002 to 9/30/2002                                 1.00              .005            (.005)              1.00




FINANCIAL HIGHLIGHTS (1)

                                                                         Ratio of expenses   Ratio of expenses         Ratio of
                                                            Net assets,     to average net      to average net       net income
                                                  Total   end of period      assets before        assets after       to average
                                              return (3)   (in millions)    reimbursements   reimbursements (4)      net assets
Class A:
 Year ended 9/30/2004                               .84%         $7,766                .57%               .28%              .84%
 Year ended 9/30/2003                              1.05           7,910                .55                .23              1.05
 Year ended 9/30/2002                              1.35           8,305                .59                .59              1.33
 Year ended 9/30/2001                              4.63           7,075                .59                .59              4.48
 Year ended 9/30/2000                              5.66           5,417                .61                .61              5.53
Class B:
 Year ended 9/30/2004                               .12             157               1.34               1.02               .12
 Year ended 9/30/2003                               .13             173               1.38               1.14               .14
 Year ended 9/30/2002                               .53             158               1.40               1.40               .47
 Year ended 9/30/2001                              3.75              46               1.41               1.41              3.01
 Period from 3/15/2000 to 9/30/2000                2.73               1               1.43 (5)           1.43 (5)          5.21 (5)
Class C:
 Year ended 9/30/2004                               .10             104               1.51               1.05               .10
 Year ended 9/30/2003                               .12              89               1.55               1.16               .12
 Year ended 9/30/2002                               .40             100               1.55               1.51               .31
 Period from 3/16/2001 to 9/30/2001                1.40              13               1.55 (5)           1.55 (5)          2.05 (5)
Class F:
 Year ended 9/30/2004                               .41              39                .72                .71               .61
 Year ended 9/30/2003                               .55               7                .73                .73               .58
 Year ended 9/30/2002                              1.13              10                .77                .77              1.11
 Period from 3/26/2001 to 9/30/2001                1.71               4                .80 (5)            .80 (5)          3.09 (5)
Class 529-A:
 Year ended 9/30/2004                               .47             112                .67                .66               .48
 Year ended 9/30/2003                               .66              89                .62                .62               .61
 Period from 2/15/2002 to 9/30/2002                 .73              34                .60 (5)            .60 (5)          1.16 (5)
Class 529-B:
 Year ended 9/30/2004                               .10               2               1.53               1.06               .10
 Year ended 9/30/2003                               .12               1               1.52               1.13               .12
 Period from 6/7/2002 to 9/30/2002                  .09               - (6)            .47                .47               .08
Class 529-C:
 Year ended 9/30/2004                               .10               6               1.63               1.05               .10
 Year ended 9/30/2003                               .12               3               1.62               1.11               .11
 Period from 4/2/2002 to 9/30/2002                  .15               1                .79                .75               .12
Class 529-E:
 Year ended 9/30/2004                               .15               5               1.11                .98               .15
 Year ended 9/30/2003                               .22               5               1.11               1.05               .17
 Period from 3/11/2002 to 9/30/2002                 .39               1               1.09 (5)           1.09 (5)           .66 (5)
Class 529-F:
 Year ended 9/30/2004                               .28               3                .86                .85               .30
 Year ended 9/30/2003                               .43               2                .85                .85               .33
 Period from 9/16/2002 to 9/30/2002                 .04               - (6)            .03                .03               .04




FINANCIAL HIGHLIGHTS (1)                                            (continued)



                                                                          Ratio of expenses  Ratio of expenses         Ratio of
                                                            Net assets,     to average net      to average net       net income
                                                  Total   end of period      assets before        assets after       to average
                                                 return    (in millions)    reimbursements   reimbursements (4)      net assets
Class R-1:
 Year ended 9/30/2004                               .10%            $10               1.56%              1.03%              .10%
 Year ended 9/30/2003                               .12               8               1.61               1.08               .10
 Period from 5/29/2002 to 9/30/2002                 .10               1                .71                .51               .09
Class R-2:
 Year ended 9/30/2004                               .11             348               1.76               1.03               .11
 Year ended 9/30/2003                               .12             206               1.68               1.08               .11
 Period from 5/21/2002 to 9/30/2002                 .11              23                .57                .52               .11
Class R-3:
 Year ended 9/30/2004                               .16             211               1.12                .97               .16
 Year ended 9/30/2003                               .23             138               1.10               1.03               .17
 Period from 6/4/2002 to 9/30/2002                  .22              15                .37                .34               .22
Class R-4:
 Year ended 9/30/2004                               .43              65                .71                .70               .46
 Year ended 9/30/2003                               .55              26                .72                .72               .48
 Period from 6/27/2002 to 9/30/2002                 .23               1                .30                .19               .27
Class R-5:
 Year ended 9/30/2004                               .72              77                .42                .40               .75
 Year ended 9/30/2003                               .87              74                .41                .41               .84
 Period from 5/15/2002 to 9/30/2002                 .50              49                .16                .16               .50

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(5) Annualized.
(6) Amount less than $1 million.
(7) Amount less than $.001.

See Notes to Financial Statements




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE  BOARD OF  TRUSTEES  AND  SHAREHOLDERS  OF THE CASH  MANAGEMENT  TRUST OF
AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 29, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $8,877,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


OTHER SHARE CLASS RESULTS (unaudited)

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended September 30, 2004:

                                                                                               1 year         Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                                     -4.88%            +1.16%(1)
Not reflecting CDSC                                                                            +0.12%            +1.58%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                               -0.90%            +0.57%(2)
Not reflecting CDSC                                                                            +0.10%            +0.57%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +0.41%            +1.08%(4)

CLASS 529-A SHARES                                                                             +0.47%            +0.71%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      -4.90%            -1.61%(6)
Not reflecting CDSC                                                                            +0.10%            +0.14%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                               -0.90%            +0.15%(7)
Not reflecting CDSC                                                                            +0.10%            +0.15%(7)

CLASS 529-E SHARES(3)                                                                          +0.15%            +0.30%(8)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +0.28%            +0.37%(9)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 16, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 26, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from June 7, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from April 2, 2002, when Class 529-C shares were first sold.
(8) Average annual total return from March 11, 2002, when Class 529-E shares were first sold.
(9) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account    Ending account       Expenses paid        Annualized
                                                  value 4/1/2004   value 9/30/2004    during period(1)     expense ratio

Class A -- actual return                         $      1,000.00         $1,004.90               $1.21              .24%
Class A -- assumed 5% return                            1,000.00          1,023.87                1.22              .24
Class B -- actual return                                1,000.00          1,000.65                5.47             1.09
Class B -- assumed 5% return                            1,000.00          1,019.60                5.52             1.09
Class C -- actual return                                1,000.00          1,000.53                5.67             1.13
Class C -- assumed 5% return                            1,000.00          1,019.40                5.72             1.13
Class F -- actual return                                1,000.00          1,002.45                3.56              .71
Class F -- assumed 5% return                            1,000.00          1,021.51                3.60              .71
Class 529-A -- actual return                            1,000.00          1,002.70                3.41              .68
Class 529-A -- assumed 5% return                        1,000.00          1,021.66                3.45              .68
Class 529-B -- actual return                            1,000.00          1,000.53                5.72             1.14
Class 529-B -- assumed 5% return                        1,000.00          1,019.35                5.77             1.14
Class 529-C -- actual return                            1,000.00          1,000.51                5.67             1.13
Class 529-C -- assumed 5% return                        1,000.00          1,019.40                5.72             1.13
Class 529-E -- actual return                            1,000.00          1,001.00                5.12             1.02
Class 529-E -- assumed 5% return                        1,000.00          1,019.95                5.16             1.02
Class 529-F -- actual return                            1,000.00          1,001.78                4.32              .86
Class 529-F -- assumed 5% return                        1,000.00          1,020.76                4.36              .86
Class R-1 -- actual return                              1,000.00          1,000.53                5.57             1.11
Class R-1 -- assumed 5% return                          1,000.00          1,019.50                5.62             1.11
Class R-2 -- actual return                              1,000.00          1,000.55                5.62             1.12
Class R-2 -- assumed 5% return                          1,000.00          1,019.45                5.67             1.12
Class R-3 -- actual return                              1,000.00          1,001.05                5.07             1.01
Class R-3 -- assumed 5% return                          1,000.00          1,020.00                5.11             1.01
Class R-4 -- actual return                              1,000.00          1,002.55                3.56              .71
Class R-4 -- assumed 5% return                          1,000.00          1,021.51                3.60              .71
Class R-5 -- actual return                              1,000.00          1,004.01                2.06              .41
Class R-5 -- assumed 5% return                          1,000.00          1,023.01                2.08              .41

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183) and divided by 365 (to reflect the one-half year period).


THE U.S. TREASURY MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
September 30, 2004


                                                                                                        Principal          Market
                                                                                         Yield at          amount           value
SHORT-TERM SECURITIES - 100.26%                                                       acquisition           (000)           (000)

U.S. Treasuries  -  100.26%
 U.S. Treasury Bills 10-7-04                                                          1.29%-1.56%         $94,810         $94,786
 U.S. Treasury Bills 10-14-04                                                         1.39%-1.57%          28,700          28,685
 U.S. Treasury Bills 10-21-04                                                         1.38%-1.43%          72,110          72,055
 U.S. Treasury Bills 10-28-04                                                         1.40%-1.58%          57,470          57,410
 U.S. Treasury Bills 11-4-04                                                          1.47%-1.48%          72,100          72,003
 U.S. Treasury Bills 11-12-04                                                         1.47%-1.49%           6,755           6,743
 U.S. Treasury Bills 12-2-04                                                          1.62%-1.64%          76,600          76,394
 U.S. Treasury Bills 12-9-04                                                          1.63%-1.66%         123,750         123,371
 U.S. Treasury Bills 12-16-04                                                               1.66%          50,000          49,833


TOTAL INVESTMENT SECURITIES (cost: $581,244,000)                                                                          581,280
Other assets less liabilities                                                                                              (1,519)

NET ASSETS                                                                                                               $579,761

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $581,244)                                                                                                  $581,280
 Cash                                                                                                                    732
 Receivables for sales of fund's shares                                                                                  619
                                                                                                                     582,631
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                              $2,518
  Dividends on fund's shares                                                                    14
  Investment advisory services                                                                 133
  Services provided by affiliates                                                              165
  Deferred Trustees' compensation                                                               21
  Other fees and expenses                                                                       19                     2,870
NET ASSETS AT SEPTEMBER 30, 2004                                                                                    $579,761

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                   $579,726
 Distributions in excess of net investment income                                                                         (1)
 Net unrealized appreciation                                                                                              36
NET ASSETS AT SEPTEMBER 30, 2004                                                                                    $579,761


Shares of beneficial interest issued and outstanding - unlimited shares authorized, 579,725 total shares outstanding

                                                                    Net assets     Shares outstanding    Net asset value per share

Class A                                                                 $532,287              532,254                        $1.00
Class R-1                                                                  1,076                1,076                         1.00
Class R-2                                                                 21,978               21,977                         1.00
Class R-3                                                                 15,736               15,734                         1.00
Class R-4                                                                  2,185                2,185                         1.00
Class R-5                                                                  6,499                6,499                         1.00

See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the year ended September 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                             $5,957

 Fees and expenses:
  Investment advisory services                                                               $1,782
  Distribution services                                                                         779
  Transfer agent services                                                                       812
  Administrative services                                                                       183
  Reports to shareholders                                                                        25
  Registration statement and prospectus                                                          90
  Postage, stationery and supplies                                                              143
  Trustees' compensation                                                                         26
  Auditing and legal                                                                             76
  Custodian                                                                                      20
  State and local taxes                                                                           8
  Other                                                                                           3
  Total expenses before reimbursement/waiver                                                  3,947
   Reimbursement/waiver of expenses                                                             210                     3,737
 Net investment income                                                                                                  2,220


NET UNREALIZED APPRECIATION ON INVESTMENTS                                                                                  7

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $2,227

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                 Year ended September 30
                                                                                               2004                      2003
OPERATIONS:
 Net investment income                                                                       $2,220                    $4,537
 Net unrealized appreciation
  on investments                                                                                  7                        13
  Net increase in net assets
   resulting from operations                                                                  2,227                     4,550

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME:                                                    (2,219)                   (4,538)

CAPITAL SHARE TRANSACTIONS                                                                  (83,761)                  (24,951)

TOTAL DECREASE IN NET ASSETS                                                                (83,753)                  (24,939)

NET ASSETS:
 Beginning of year                                                                          663,514                   688,453
 End of year                                                                               $579,761                  $663,514

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONs

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2004, the cost of investment securities for federal income tax purposes was $581,244,000.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                               $34
Gross unrealized appreciation on investment securities                                                             36

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class                                          Year ended September 30, 2004                   Year ended September 30, 2003
Class A                                                                    $ 2,147                                         $ 4,486
Class R-1                                                                        1                                              -*
Class R-2                                                                       19                                              10
Class R-3                                                                       16                                               8
Class R-4                                                                        5                                               4
Class R-5                                                                       31                                              30
Total                                                                      $ 2,219                                         $ 4,538

* Amount less than one thousand.

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. During the year ended September 30, 2004, CRMC reduced investment advisory services fees by $7,000. As a result, the fee shown on the accompanying financial statements of $1,782,000, which was equivalent to an annualized rate of 0.300%, was reduced to $1,775,000, or 0.299% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-1                                                    1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-3                                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-4                                                    0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended September 30, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the year ended September 30, 2004, the total fees paid by CRMC were $59,000. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2004, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A          $564             $812          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-1           7           Included in            $1                 $1
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-2          139          Included in            28                 106
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-3          63           Included in            19                 19
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-4           6           Included in            3                   1
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable     Included in            5                  -*
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total           $779             $812               $56                $127
         -----------------------------------------------------------------------------------------
         * Amount less than one thousand.

          Due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2004, the total fees paid by CRMC for classes R-1, R-2, R-3 and R-4 were $144,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                  Sales(1)                  Reinvestments of dividends
                                                                        Amount         Shares               Amount        Shares
Year ended September 30, 2004
Class A                                                              $ 432,833        432,833              $ 2,052         2,052
Class R-1                                                                1,164          1,164                   -*            -*
Class R-2                                                               43,831         43,831                   18            18
Class R-3                                                               20,221         20,221                   16            16
Class R-4                                                                5,349          5,349                    5             5
Class R-5                                                               12,974         12,974                   19            19
Total net increase
   (decrease)                                                        $ 516,372        516,372              $ 2,110         2,110

Year ended September 30, 2003
Class A                                                              $ 778,494        778,494              $ 4,259         4,259
Class R-1                                                                  382            382                   -*            -*
Class R-2                                                               49,988         49,988                    9             9
Class R-3                                                               35,967         35,967                    6             6
Class R-4                                                                6,541          6,541                    4             4
Class R-5                                                                6,797          6,797                   15            15
Total net increase
   (decrease)                                                        $ 878,169        878,169              $ 4,293         4,293




Share class                                                                 Repurchases(1)                Net (decrease) increase
                                                                        Amount         Shares               Amount        Shares
Year ended September 30, 2004
Class A                                                             $ (533,936)      (533,936)           $ (99,051)      (99,051)
Class R-1                                                                 (419)          (419)                 745           745
Class R-2                                                              (36,449)       (36,449)               7,400         7,400
Class R-3                                                              (15,625)       (15,625)               4,612         4,612
Class R-4                                                               (4,662)        (4,662)                 692           692
Class R-5                                                              (11,152)       (11,152)               1,841         1,841
Total net increase
   (decrease)                                                       $ (602,243)      (602,243)           $ (83,761)      (83,761)

Year ended September 30, 2003
Class A                                                             $ (834,303)      (834,303)           $ (51,550)      (51,550)
Class R-1                                                                 (270)          (270)                 112           112
Class R-2                                                              (36,844)       (36,844)              13,153        13,153
Class R-3                                                              (24,898)       (24,898)              11,075        11,075
Class R-4                                                               (5,101)        (5,101)               1,444         1,444
Class R-5                                                               (5,997)        (5,997)                 815           815
Total net increase
   (decrease)                                                       $ (907,413)      (907,413)           $ (24,951)      (24,951)


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.


5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $20,000 included $2,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)


                                                                        Net asset                    Dividends
                                                                           value,            Net      from net     Net asset
                                                                        beginning     investment    investment    value, end
                                                                        of period      income (2)       income     of period
Class A:
 Year ended 9/30/2004                                                       $1.00          $.004        $(.004)        $1.00
 Year ended 9/30/2003                                                        1.00           .006         (.006)         1.00
 Year ended 9/30/2002                                                        1.00           .013         (.013)         1.00
 Year ended 9/30/2001                                                        1.00           .042         (.042)         1.00
 Year ended 9/30/2000                                                        1.00           .049         (.049)         1.00
Class R-1:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .001         (.001)         1.00
 Period from 7/12/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-2:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .001         (.001)         1.00
 Period from 6/11/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-3:
 Year ended 9/30/2004                                                        1.00           .001         (.001)         1.00
 Year ended 9/30/2003                                                        1.00           .002         (.002)         1.00
 Period from 8/16/2002 to 9/30/2002                                          1.00           .001         (.001)         1.00
Class R-4:
 Year ended 9/30/2004                                                        1.00           .002         (.002)         1.00
 Year ended 9/30/2003                                                        1.00           .004         (.004)         1.00
 Period from 8/2/2002 to 9/30/2002                                           1.00           .002         (.002)         1.00
Class R-5:
 Year ended 9/30/2004                                                        1.00           .006         (.006)         1.00
 Year ended 9/30/2003                                                        1.00           .008         (.008)         1.00
 Period from 5/15/2002 to 9/30/2002                                          1.00           .005         (.005)         1.00



                                                                          Ratio of expenses      Ratio of expenses      Ratio of
                                                        Net assets,   to average net assets  to average net assets    net income
                                                Total end of period   before reimbursement/   after reimbursement/    to average
                                               return  (in millions)                waiver            waiver (        net assets
Class A:
 Year ended 9/30/2004                             .39%         $532                   .62%                 .61%             .39%
 Year ended 9/30/2003                             .63           631                   .58                  .58              .63
 Year ended 9/30/2002                            1.29           683                   .63                  .63             1.27
 Year ended 9/30/2001                            4.27           489                   .66                  .66             4.12
 Year ended 9/30/2000                            5.01           369                   .62                  .62             4.81
Class R-1:
 Year ended 9/30/2004                             .10             1                  1.63                  .94              .10
 Year ended 9/30/2003                             .12             -  (4)             1.91                 1.08              .12
 Period from 7/12/2002 to 9/30/2002               .11             -  (4)              .54                  .32              .05
Class R-2:
 Year ended 9/30/2004                             .10            22                  1.81                  .92              .10
 Year ended 9/30/2003                             .12            15                  1.74                 1.02              .10
 Period from 6/11/2002 to 9/30/2002               .08             1                   .50                  .44              .08
Class R-3:
 Year ended 9/30/2004                             .12            16                  1.14                  .89              .13
 Year ended 9/30/2003                             .18            11                  1.17                  .99              .11
 Period from 8/16/2002 to 9/30/2002               .07             -  (4)              .20                  .13              .07
Class R-4:
 Year ended 9/30/2004                             .24             2                   .77                  .76              .23
 Year ended 9/30/2003                             .43             2                   .79                  .77              .36
 Period from 8/2/2002 to 9/30/2002                .17             -  (4)              .33                  .12              .15
Class R-5:
 Year ended 9/30/2004                             .55             7                   .45                  .45              .57
 Year ended 9/30/2003                             .75             5                   .46                  .46              .73
 Period from 5/15/2002 to 9/30/2002               .47             4                   .18                  .18              .46


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 9/30/2004, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
(4) Amount less than $1 million.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND  SHAREHOLDERS  OF THE U.S.  TREASURY  MONEY FUND OF
AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLC

Los Angeles, California
October 29, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning account       Ending account        Expenses paid       Annualized
                                                      value 4/1/2004      value 9/30/2004     during period(1)    expense ratio

Class A -- actual return                             $      1,000.00            $1,002.50                $3.01             .60%
Class A -- assumed 5% return                                1,000.00             1,022.06                 3.04             .60
Class R-1 -- actual return                                  1,000.00             1,000.51                 5.07            1.01
Class R-1 -- assumed 5% return                              1,000.00             1,020.00                 5.11            1.01
Class R-2 -- actual return                                  1,000.00             1,000.51                 5.01            1.00
Class R-2 -- assumed 5% return                              1,000.00             1,020.05                 5.06            1.00
Class R-3 -- actual return                                  1,000.00             1,000.72                 4.87             .97
Class R-3 -- assumed 5% return                              1,000.00             1,020.21                 4.91             .97
Class R-4 -- actual return                                  1,000.00             1,001.71                 3.76             .75
Class R-4 -- assumed 5% return                              1,000.00             1,021.31                 3.80             .75
Class R-5 -- actual return                                  1,000.00             1,003.30                 2.21             .44
Class R-5 -- assumed 5% return                              1,000.00             1,022.86                 2.23             .44

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).


THE TAX-EXEMPT MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
September 30, 2004


                                                                                                           Principal        Market
                                                                                              Yield at        amount         value
SHORT-TERM SECURITIES - 98.52%                                                             acquisition         (000)         (000)

Alaska  -  0.41%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc.
   Project), Series 2001, 1.74% 7/1/37 (1)                                                       1.74%        $1,800        $1,800


Arizona  -  2.89%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP:
 1.24% 10/8/04                                                                                   1.24         4,300         4,300
 1.24% 10/14/04                                                                                  1.24         2,000         2,000
 1.31% 11/15/04                                                                                  1.31         5,000         4,991
 1.40% 11/17/04                                                                                  1.40         1,400         1,400


Connecticut  -  0.36%
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue,
   Series S-1, TECP, 1.36% 11/12/04                                                              1.36         1,600         1,600


District of Columbia  -  7.04%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series
   1999-A, TECP, AMT, 1.37% 11/12/04                                                             1.37         4,100         4,100
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000,
   TECP:
 1.14% 10/6/04                                                                                   1.14         2,000         2,000
 1.14% 10/8/04                                                                                   1.14         3,800         3,800
 1.38% 11/8/04                                                                                   1.38         2,500         2,500
 1.34% 11/17/04                                                                                  1.34         8,500         8,499
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured,
   TECP:
 Series 1999-B:
  1.40% 11/16/04                                                                                 1.40         4,500         4,500
  1.55% 11/23/04                                                                                 1.55         3,500         3,500
 Series 1999-C, 1.59% 11/30/04                                                                   1.59         2,000         2,000


Florida  -  13.85%
Cape Coral, TECP, 1.20% 10/7/04                                                                  1.20         1,500         1,500
Jacksonville County Electric Auth., Series 1993-C1, TECP:
 1.13% 10/13/04                                                                                  1.13         5,800         5,800
 1.50% 10/22/04                                                                                  1.50         2,349         2,349
 1.48% 11/19/04                                                                                  1.48         3,700         3,700
Mayo Foundation Health Care Facs. Rev. Ref. Bonds, Jacksonville Health Facs.
   Auth. (St. Luke's Hospital Assn.), Series 2001-B, TECP, 1.30% 10/7/04                         1.30         3,500         3,500
Municipal Power Agcy., Initial Pooled Loan Project, Series 1995-A, TECP:
 1.15% 10/5/04                                                                                   1.15         4,300         4,300
 1.14% 10/12/04                                                                                  1.14         5,000         5,000
 1.36% 10/27/04                                                                                  1.36         1,000         1,000
Pinellas County Educational Facs. Auth., Rev. Ref. Program Bonds (Pooled
   Independent Higher Education Institutions Loan Program), Series 1985, TECP:
 1.17% 10/4/04                                                                                   1.17         4,300         4,300
 1.17% 10/5/04                                                                                   1.17         4,300         4,300
 1.14% 10/12/04                                                                                  1.14         4,700         4,700
 1.15% 10/12/04                                                                                  1.15         1,700         1,700
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
   Hospital Project), Series 1985-C, TECP:
 1.42% 11/10/04                                                                                  1.42         2,400         2,400
 1.47% 11/17/04                                                                                  1.47         2,500         2,500
 1.55% 12/1/04                                                                                   1.55         3,900         3,899
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
   Program), AMBAC/FGIC insured, TECP:
 Series 2000-A, 1.13% 10/8/04                                                                    1.13         5,000         5,000
 Series 2000-D:
  1.25% 10/14/04                                                                                 1.25         1,000         1,000
  1.42% 11/16/04                                                                                 1.42         2,450         2,450
  1.50% 11/18/04                                                                                 1.50         1,400         1,400


Georgia  -  1.21%
Municipal Electric Auth. of Georgia Power Project, TECP:
 Series 1985-A, 1.60% 10/15/04                                                                   1.60         2,300         2,300
 Series 1985-B, 1.60% 10/15/04                                                                   1.60         3,000         3,000


Illinois  -  0.27%
City of Elmhurst, Rev. Bonds, Joint Commission on Accreditation of Healthcare
   Organizations, Series 1988, 1.70% 7/1/18 (1)                                                  1.70         1,200         1,200


Indiana  -  1.14%
County of Gibson, Pollution Control Rev. Bonds (Toyota Motor Manufacturing
   Project), AMT: (1)
 Series 2000-A, 1.72% 1/1/30                                                                     1.72         2,000         2,000
 Series 2000-B, 1.72% 9/1/31                                                                     1.72         2,000         2,000
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc.
   Projects), Series 2003, AMT, 1.79% 1/1/38 (1)                                                 1.79         1,000         1,000


Maine  -  1.14%
Municipal Bond Bank, Ref. Bonds, Series 2003-A, 4.00% 11/1/04                                    0.98         5,000         5,012


Maryland  -  10.85%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
   Series 1995, TECP:
 1.11% 10/1/04                                                                                   1.11         2,400         2,400
 1.13% 10/13/04                                                                                  1.13         2,000         2,000
 1.34% 11/15/04                                                                                  1.34         2,500         2,500
 1.47% 11/19/04                                                                                  1.47         1,000         1,000
 1.48% 11/29/04                                                                                  1.48         2,000         1,999
 1.53% 12/1/04                                                                                   1.53         5,000         4,999
 1.60% 12/6/04                                                                                   1.60         3,000         3,000
Health and Higher Educational Facs. Auth.:
 Commercial Paper Rev. Notes, Johns Hopkins University Issue, Series A, TECP:
  1.34% 11/4/04                                                                                  1.34         8,729         8,729
  1.38% 11/9/04                                                                                  1.38         4,000         4,000
 Pooled Loan Program Rev. Bonds, Series 1994-D, 1.70% 1/1/29 (1)                                 1.70         5,000         5,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes, Series
   2002-C, TECP:
  1.52% 11/8/04                                                                                  1.52         3,000         3,000
  1.40% 11/22/04                                                                                 1.40         6,500         6,500
Montgomery County, Consolidated Public Improvement Commercial Paper
   Anticipation Notes, Series 2002, TECP, 1.25% 11/3/04                                          1.25         2,500         2,500


Massachusetts  -  2.72%
Massachusetts Health and Educational Fac. Auth. Rev. Notes, Harvard University
   Issue, Series 2002-EE, TECP:
 1.20% 10/18/04                                                                                  1.20         1,539         1,539
 1.25% 10/18/04                                                                                  1.25         5,000         5,000
 1.25% 10/21/04                                                                                  1.25         3,400         3,400
 1.32% 11/15/04                                                                                  1.32         2,000         2,000


Michigan  -  2.88%
Regents of the University of Michigan, Series F, TECP:
 1.30% 10/20/04                                                                                  1.30         3,000         3,000
 1.27% 10/28/04                                                                                  1.27         3,300         3,300
 1.32% 11/12/04                                                                                  1.32         4,360         4,360
 1.48% 11/22/04                                                                                  1.48         2,000         2,000


Minnesota  -  1.71%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical
   Center), TECP:
 Adjustable Tender, Series 1988-E, 1.14% 10/7/04                                                 1.14         5,000         5,000
 Series 2000-C, 1.35% 11/18/04                                                                   1.35         2,500         2,500


Nevada  -  4.05%
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2
   Project), Series 1992, AMT, 1.81% 12/1/22 (1)                                                 1.81         1,000         1,000
G.O. Limited Tax Bonds (Nevada Municipal Bond Bank Project), Series 2003-I,
   FGIC insured, 5.00% 11/1/04                                                                   0.99         2,370         2,378
Las Vegas Valley Water Dist., G.O. Limited Tax Water (SNWA Rev. Supported),
   TECP:
 Series 2004-A:
  1.38% 10/14/04                                                                                 1.38         5,000         5,000
  1.38% 11/17/04                                                                                 1.38         2,400         2,400
 Series 2004-B, 1.15% 10/6/04                                                                    1.15         7,000         7,000


New Mexico  -  0.43%
Capital Projects G.O. Bonds, Series 2003, 4.00% 3/1/05                                           1.01         1,875         1,894


New York  -  0.57%
Dormitory Auth. (Columbia University 1997 Issue), TECP, 1.39% 11/17/04                           1.39         1,000         1,000
Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Series 3
   Subseries 3A, 4.00% 11/1/04                                                                   0.98         1,510         1,513


North Carolina  -  3.66%
Albemarle Hospital Auth., Health Care Facs. Rev. Bonds, Series 2000, 1.69%
   10/1/15 (1)                                                                                   1.69           400           400
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP:
 1.36% 11/15/04                                                                                  1.36         3,000         3,000
 1.40% 11/16/04                                                                                  1.40         4,090         4,090
 1.38% 11/19/04                                                                                  1.38         5,600         5,600
 1.48% 11/22/04                                                                                  1.48         3,000         3,000


Ohio  -  1.37%
Full Faith and Credit G.O. Infrastructure Improvement Ref. Bonds, Series
   2004-A, 1.70% 2/1/23 (1)                                                                      1.70         6,000         6,000


South Carolina  -  1.99%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
 1.40% 10/5/04                                                                                   1.40         2,000         2,000
 1.66% 12/8/04                                                                                   1.66         6,729         6,729


Texas  -  18.74%
City of El Paso Water & Sewer, Series 1998-A, TECP, 1.16% 10/5/04                                1.16         4,500         4,500
Public Fin. Auth., G.O. Bonds, Series 1994-A, 5.75% 10/1/09 (preref. 10/14/04)                   5.75         5,000         5,000
Gulf Coast Industrial Dev. Auth., Marine Terminal Rev. Bonds (Amoco Oil Company
   Project), Series 1993, AMT, 1.79% 4/1/28 (1)                                                  1.79         1,000         1,000
Harris County, G.O. Bonds, Series B, TECP, 1.20% 10/8/04                                         1.20         2,320         2,320
City of Houston, G.O. Notes, TECP:
 Series A, 1.17% 10/13/04                                                                        1.17         2,500         2,500
 Series B:
  1.17% 10/13/04                                                                                 1.17         2,000         2,000
  1.25% 10/20/04                                                                                 1.25         2,000         2,000
  1.30% 10/20/04                                                                                 1.30         1,400         1,400
Series D, 1.17% 10/4/04                                                                          1.17         5,000         5,000
 Series E, 1.30% 10/19/04                                                                        1.30         5,000         5,000
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission
   Services Corp. Project), TECP:
 1.15% 10/4/04                                                                                   1.15         2,000         2,000
 1.15% 10/6/04                                                                                   1.15         3,000         3,000
 1.15% 10/7/04                                                                                   1.15         3,700         3,700
City of San Antonio, Electric and Gas Systems, Series A, TECP, 1.12% 10/14/04                    1.12         5,500         5,500
Board of Regents of the Texas A&M University System, Rev. Fin. System,
   Series B, TECP, 1.12% 10/15/04                                                                1.12         3,000         3,000
Public Fin. Auth. G.O. (Colonial Roadway Projects) , TECP:
 Series 2002-A, 1.42% 11/10/04                                                                   1.42         1,900         1,900
 Series 2002-B:
  1.15% 10/1/04                                                                                  1.15         3,500         3,500
  1.13% 10/13/04                                                                                 1.13         3,950         3,950
 Series 2003, 1.25% 11/2/04                                                                      1.25         6,000         6,000
 Series 2003-C2, 1.15% 10/22/04                                                                  1.15         2,000         2,000
Board of Regents of The University of Texas System, Permanent University Fund
   Flexible Rate Notes, Series 2002-A, TECP:
 1.30% 10/21/04                                                                                  1.30         6,000         6,000
 1.30% 10/26/04                                                                                  1.30         3,000         3,000
 1.42% 11/10/04                                                                                  1.42         4,000         4,000
 1.40% 11/22/04                                                                                  1.40         4,000         4,000


Utah  -  5.69%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref. Bonds,
   TECP:
 Series 1985-E, AMBAC insured:
  1.15% 10/6/04                                                                                  1.15         2,000         2,000
  1.14% 10/12/04                                                                                 1.14         2,000         2,000
  1.40% 11/16/04                                                                                 1.40         2,500         2,500
 Series 1985-F, AMBAC insured:
  1.34% 11/5/04                                                                                  1.34         2,000         2,000
  1.34% 11/9/04                                                                                  1.34         4,000         4,000
  1.36% 11/19/04                                                                                 1.36         5,000         5,000
Series 1998-B4, 1.13% 10/4/04                                                                    1.13         3,000         3,000
 Series 1998-B5:
  1.48% 11/8/04                                                                                  1.48         2,500         2,500
  1.36% 11/18/04                                                                                 1.36         2,000         2,000


Virginia  -  6.34%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series
   1999-A, AMT, TECP:
 1.57% 11/2/04                                                                                   1.57         4,000         4,000
 1.57% 11/5/04                                                                                   1.57         2,500         2,500
 1.38% 11/18/04                                                                                  1.38         3,000         3,000
 1.60% 12/3/04                                                                                   1.60         2,700         2,700
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
   Associates Project), TECP:
 Series 1987-A:
  1.40% 10/18/04                                                                                 1.40         2,635         2,635
  1.38% 11/3/04                                                                                  1.38         3,000         3,000
Series 1987-B, 1.31% 11/12/04                                                                    1.31         5,500         5,499
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation
   Notes, Series 2000, 5.50% 10/1/04                                                             5.50         2,500         2,500
University of Virginia Issue Rev. Pledge Notes, Series 2003-A, TECP:
 1.38% 11/8/04                                                                                   1.38         1,000         1,000
 1.34% 11/17/04                                                                                  1.34         1,000         1,000


Washington  -  2.86%
Port of Seattle, Subordinate Lien Rev. Notes, TECP:
 Series 1999-A1, 1.50% 10/19/04                                                                  1.50         4,755         4,755
 Series 2004-B1, AMT, 1.45% 11/10/04                                                             1.45         4,800         4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2B, TECP,
   1.25% 10/15/04                                                                                1.25         3,000         3,000


West Virginia  -  0.93%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
   Series 1989-A, TECP, AMT:
 1.16% 10/13/04                                                                                  1.16         1,200         1,200
 1.41% 11/19/04                                                                                  1.41         2,900         2,900


Wisconsin  -  4.12%
Wisconsin Transportation Rev., TECP:
 Series 1997-A:
  1.14% 10/12/04                                                                                 1.14         5,000         5,000
  1.31% 11/12/04                                                                                 1.31         2,000         2,000
  1.34% 11/16/04                                                                                 1.34         2,500         2,500
  1.36% 11/18/04                                                                                 1.36         6,584         6,584
 Series 1997-B, 1.37% 11/5/04                                                                    1.37         2,000         2,000


Wyoming  -  1.30%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
   (PacifiCorp Project), Series 1988-A, TECP:
 1.47% 11/15/04                                                                                  1.47         3,700         3,700
 1.59% 12/6/04                                                                                   1.59         2,000         2,000


TOTAL INVESTMENT SECURITIES (cost: $432,595,000)                                                                          432,573
Other assets less liabilities                                                                                               6,488

NET ASSETS                                                                                                               $439,061

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2004                         (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $432,595)                                                                                                     $432,573
 Cash                                                                                                                     1,082
 Receivables for:
  Sales of fund's shares                                                                 $5,752
  Interest                                                                                  811                           6,563
                                                                                                                        440,218
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                              928
  Dividends on fund's shares                                                                 18
  Investment advisory services                                                              129
  Services provided by affiliates                                                            38
  Deferred Trustees' compensation                                                            22
  Other fees and expenses                                                                    22                           1,157
NET ASSETS AT SEPTEMBER 30, 2004                                                                                       $439,061

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                      $439,176
 Distributions in excess of net investment income                                                                           (93)
 Net unrealized depreciation                                                                                                (22)
NET ASSETS AT SEPTEMBER 30, 2004                                                                                       $439,061

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 439,179 total shares outstanding

                                                           Net assets          Shares outstanding       Net asset value per share

Class A                                                      $417,597                     417,711                           $1.00
Class R-5                                                      21,464                      21,468                            1.00

See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the year ended September 30, 2004                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                         $4,034

 Fees and expenses:
  Investment advisory services                                                             $1,494
  Distribution services                                                                       183
  Transfer agent services                                                                     132
  Administrative services                                                                      17
  Reports to shareholders                                                                      16
  Registration statement and prospectus                                                        73
  Postage, stationery and supplies                                                             45
  Trustees' compensation                                                                       25
  Auditing and legal                                                                           88
  Custodian                                                                                    18
  State and local taxes                                                                         5
  Other                                                                                        10
  Total expenses before waiver                                                              2,106
   Waiver of expenses                                                                           7                   2,099
 Net investment income                                                                                              1,935


NET UNREALIZED DEPRECIATION ON INVESTMENTS                                                                            (18)

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                   $1,917

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Year ended September 30
                                                                                             2004                    2003
OPERATIONS:
 Net investment income                                                                     $1,935                  $2,100
 Net unrealized depreciation
  on investments                                                                              (18)                    (22)
  Net increase in net assets
   resulting from operations                                                                1,917                   2,078

DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME:                                                  (1,935)                 (2,101)

CAPITAL SHARE TRANSACTIONS                                                                 75,787                  11,833

TOTAL INCREASE IN NET ASSETS                                                               75,769                  11,810

NET ASSETS:
 Beginning of year                                                                        363,292                 351,482
 End of year                                                                             $439,061                $363,292

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned and distributed by the fund is exempt from federal income taxes.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2004, the cost of investment securities for federal income tax purposes was $432,595,000.

During the year ended September 30, 2004, the fund reclassified $3,000 from additional paid-in capital to distributions in excess of net investment income to align financial reporting with tax reporting.

As of September 30, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                              $41
Short-term loss carryforwards (expiring 2006-2011)                                                               (94)
Gross unrealized appreciation on investment securities                                                             1
Gross unrealized depreciation on investment securities                                                           (23)
Net unrealized depreciation on investment securities                                                             (22)

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class                                      Year ended September 30, 2004            Year ended September 30, 2003
Class A                                                                $ 1,874                                  $ 2,056
Class R-5                                                                   61                                       45
Total                                                                  $ 1,935                                  $ 2,101

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. During the year ended September 30, 2004, CRMC reduced investment advisory services fees by $7,000. As a result, the fee shown on the accompanying financial statements of $1,494,000, which was equivalent to an annualized rate of 0.380%, was reduced to $1,487,000, or 0.378% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted a plan of distribution for Class A shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on a percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class pays CRMC annual fees of 0.10% based on its average daily net assets. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                         Sales(1)                       Reinvestments of dividends
                                                             Amount          Shares                   Amount           Shares
Year ended September 30, 2004
Class A                                                   $ 490,187         490,187                  $ 1,781            1,781
Class R-5                                                    98,908          98,908                       40               40
Total net increase
   (decrease)                                             $ 589,095         589,095                  $ 1,821            1,821

Year ended September 30, 2003
Class A                                                   $ 416,952         416,952                  $ 1,948            1,948
Class R-5                                                    31,199          31,199                       35               35
Total net increase
   (decrease)                                             $ 448,151         448,151                  $ 1,983            1,983



Share class                                                     Repurchases(1)                             Net increase
                                                             Amount          Shares                   Amount           Shares
Year ended September 30, 2004
Class A                                                  $ (427,693)       (427,693)                $ 64,275           64,275
Class R-5                                                   (87,436)        (87,436)                  11,512           11,512
Total net increase
   (decrease)                                            $ (515,129)       (515,129)                $ 75,787           75,787

Year ended September 30, 2003
Class A                                                  $ (407,232)       (407,232)                $ 11,668           11,668
Class R-5                                                   (31,069)        (31,069)                     165              165
Total net increase
   (decrease)                                            $ (438,301)       (438,301)                $ 11,833           11,833

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2004, the custodian fee of $18,000 included $1,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                   Net asset                          Dividends
                                                                      value,              Net          from net          Net asset
                                                                   beginning       investment        investment         value, end
                                                                   of period        income (2)           income          of period
Class A:
 Year ended 9/30/2004                                                  $1.00            $.005            $(.005)             $1.00
 Year ended 9/30/2003                                                   1.00             .006             (.006)              1.00
 Year ended 9/30/2002                                                   1.00             .010             (.010)              1.00
 Year ended 9/30/2001                                                   1.00             .029             (.029)              1.00
 Year ended 9/30/2000                                                   1.00             .032             (.032)              1.00
Class R-5:
 Year ended 9/30/2004                                                   1.00             .005             (.005)              1.00
 Year ended 9/30/2003                                                   1.00             .005             (.005)              1.00
 Period from 7/15/2002 to 9/30/2002                                     1.00             .002             (.002)              1.00


                                                                             Ratio of expenses     Ratio of expenses      Ratio of
                                                                Net assets,         to average            to average    net income
                                                     Total    end of period         net assets            net assets    to average
                                                    return    (in millions)      before waiver      after waiver (3)    net assets
Class A:
 Year ended 9/30/2004                                  .49%            $418                .53%                  .53%         .49%
 Year ended 9/30/2003                                  .57              353                .55                   .55          .57
 Year ended 9/30/2002                                 1.05              341                .54                   .54         1.04
 Year ended 9/30/2001                                 2.92              319                .52                   .52         2.86
 Year ended 9/30/2000                                 3.29              276                .64                   .64         3.23
Class R-5:
 Year ended 9/30/2004                                  .45               21                .57                   .57          .47
 Year ended 9/30/2003                                  .54               10                .58                   .58          .55
 Period from 7/15/2002 to 9/30/2002                    .17               10                .12                   .12          .17

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the year ended 9/30/2004, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF  TRUSTEES  AND  SHAREHOLDERS  OF THE  TAX-EXEMPT  MONEY  FUND OF
AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLC

Los Angeles, California
October 29, 2004


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending September 30, 2004.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid by the fund from net investment income. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income earned during the fiscal year qualify as exempt-interest dividends.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 through September 30, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning account      Ending account       Expenses paid       Annualized
                                                       value 4/1/2004     value 9/30/2004    during period(1)    expense ratio

Class A -- actual return                              $      1,000.00           $1,002.84               $2.56             .51%
Class A -- assumed 5% return                                 1,000.00            1,022.51                2.59             .51
Class R-5 -- actual return                                   1,000.00            1,002.64                2.76             .55
Class R-5 -- assumed 5% return                               1,000.00            1,022.31                2.79             .55

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183) and divided by 365 (to reflect the one-half year period).



BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                             YEAR FIRST
                                              ELECTED A
                                             TRUSTEE OF
NAME AND AGE                                THE FUND(1)       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Ambassador                                      1999          Corporate director and author; former U.S.
Richard G. Capen, Jr., 70                                     Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.
                                                              (communications company); former Chairman and Publisher, The Miami
                                                              Herald

H. Frederick Christie, 71                     CMTA 1976       Private investor; former President and CEO,
                                              CTRS 1991       The Mission Group (non-utility holding company,
                                              CTEX 1989       subsidiary of Southern California Edison Company)

Diane C. Creel, 56                              1994          Chairman of the Board and CEO, Ecovation, Inc. (organic waste management)

Martin Fenton, 69                             CMTA 1989       Chairman of the Board and CEO, Senior Resource
                                              CTRS 1991       Group LLC (development and management of
                                              CTEX 1989       senior living communities)

Leonard R. Fuller, 58                         CMTA 1994       President and CEO, Fuller Consulting (financial
                                              CTRS 1994       management consulting firm)
                                              CTEX 1995

Richard G. Newman, 70                           1991          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional technical services)

Frank M. Sanchez, 61                            1999          Principal, The Sanchez Family Corporation
                                                              dba McDonald's Restaurants (McDonald's licensee)


"NON-INTERESTED" TRUSTEES

                                              NUMBER OF
                                             PORTFOLIOS
                                                IN FUND
                                             COMPLEX(2)
                                               OVERSEEN
NAME AND AGE                                 BY TRUSTEE       OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Ambassador                                       14           Carnival Corporation
Richard G. Capen, Jr., 70

H. Frederick Christie, 71                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Diane C. Creel, 56                               12           Allegheny Technologies; BF Goodrich; Teledyne Technologies

Martin Fenton, 69                                16           None

Leonard R. Fuller, 58                            14           None

Richard G. Newman, 70                            13           Sempra Energy; Southwest Water Company

Frank M. Sanchez, 61                             12           None


"INTERESTED" TRUSTEES(4)

                                             YEAR FIRST
                                              ELECTED A
                                             TRUSTEE OR       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                OFFICER OF       AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH FUND                          THE FUND(1)       PRINCIPAL UNDERWRITER OF THE FUND

Paul G. Haaga, Jr., 55                        CMTA 1985       Executive Vice President and Director, Capital
Chairman of the Boards                        CTRS 1990       Research and Management Company; Director,
                                              CTEX 1992       The Capital Group Companies, Inc.(5)

Abner D. Goldstine, 74                        CMTA 1976       Senior Vice President and Director, Capital Research
President                                     CTRS 1991       and Management Company
                                              CTEX 1989

Don R. Conlan, 68                               1996          President (retired), The Capital Group Companies, Inc.(5)


"INTERESTED" TRUSTEES(4)

                                              NUMBER OF
                                             PORTFOLIOS
                                                IN FUND
                                             COMPLEX(2)
NAME, AGE AND                                  OVERSEEN
POSITION WITH FUND                           BY TRUSTEE       OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Paul G. Haaga, Jr., 55                           17           None
Chairman of the Boards

Abner D. Goldstine, 74                           12           None
President

Don R. Conlan, 68                                 6           None

CMTA      =   The Cash Management Trust of America
CTRS      =   The U.S. Treasury Money Fund of America
CTEX      =   The Tax-Exempt Money Fund of America

The statement of additional information includes additional information about fund Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

(1) Trustees and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


OTHER OFFICERS

                                           YEAR FIRST
                                              ELECTED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                              AN OFFICER         POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                     OF THE FUND(1)         UNDERWRITER OF THE FUND

Teresa S. Cook, 52                              1991          Senior Vice President -- Investment Management
Senior Vice President                                         Group, Capital Research and Management Company
CMTA and CTRS only

Neil L. Langberg, 51                            1989          Vice President -- Investment Management Group,
Senior Vice President                                         Capital Research and Management Company
CTEX only

Kristine M. Nishiyama, 34                       2003          Vice President and Counsel -- Fund Business
Vice President                                                Management Group, Capital Research and Management Company

Karen F. Hall, 39                               1999          Vice President -- Investment Management Group,
Assistant Vice President                                      Capital Research and Management Company
CMTA and CTRS only

Julie F. Williams, 56                         CMTA 1982       Vice President -- Fund Business Management
Secretary                                     CTRS 1991       Group, Capital Research and Management Company
                                              CTEX 1989

Susi M. Silverman, 34                           2000          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Kimberly S. Verdick, 40                         1994          Assistant Vice President -- Fund Business
Assistant Secretary                                           Management Group, Capital Research and Management Company

Sharon G. Moseley, 36                           2003          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

(1) Trustees and officers of the fund serve until their resignation, removal or retirement.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure, allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C, Class F and Class 529 shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUNDS' PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM. COLLEGEAMERICA IS SPONSORED BY THE VIRGINIA COLLEGE SAVINGS PLAN.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-960-1104P

Litho in USA AGD/LPT/8063-S1915

Printed on recycled paper


ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that H. Frederick Christie, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Fees billed by the Registrant's auditors for each of the last two fiscal years, including fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant, and a description of the nature of the services comprising the fees, are listed below:

                  Registrant:
a)       Audit Fees:
                                    2003             $30,000
                                    2004             $32,000
b) Audit- Related Fees:
                                    2003             none
2004     none
c)       Tax Fees:
                                    2003             $5,000
                                    2004             $5,000
                                    The tax fees consist of professional
                                    services relating to the preparation of the
                                    Registrant's tax returns.
d) All Other Fees:
                                    2003             none
                                    2004             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
b) Audit- Related Fees:
                                    2003             none
                                    2004             none
c) Tax Fees:
                                    2003             none
                                    2004             none
d) All Other Fees:
                                    2003             none
                                    2004             none

The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $5,000 for fiscal year 2003 and $5,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA


By
/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: December 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ Abner D. Goldstine
--------------------------------------------------
Abner D. Goldstine, President and PEO

Date: December 8, 2004


By

/s/ Susi M. Silverman
--------------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: December 8, 2004